First Trust Capital Strength Portfolio Average Annual Total Returns		12 Months Ended	29 Months Ended	32 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended	122 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	21.05%	23.14%	14.42%	18.63%	14.82%	14.41%
I
Prospectus [Line Items]
Average Annual Return, Percent		5.70%			7.07%	10.35%
Performance Inception Date	May 01, 2020